Income Tax	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income Tax	Income tax
Taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2023, 2022, and 2021 is as follows:

Current tax
	2023	2022	2021
Direct taxes - current	1,307	1,015	706
Direct taxes – prior year	(60)	(115)	491
Total current tax	1,247	900	1,197
Deferred tax
Current	(89,847)	(54,236)	(48,414)
Prior year	(10,718)	15,269	(477)
Total deferred tax	(100,565)	(38,967)	(48,891)
Total income tax benefit	(99,318)	(38,067)	(47,694)
The prior year deferred tax impact of $10.7 million mainly relates to foreign currency impact on losses denominated in Icelandic krona.
The factors affecting the tax benefit during the years ended 31 December 2023 and 2022 relate to the recognition of a deferred tax asset on accumulated tax losses, as management assessed that it was probable that the accumulated tax losses would be fully utilized in the coming years, as further described below.
There were no accruals for tax contingencies during the years ended 31 December 2023, 2022, and 2021.
The effective tax rate for the year of 15.3% (2022: 6.9%, 2021: 32.0%) is lower than the applicable Luxembourgish statutory rate of corporation tax. The reconciling items between the statutory rate and the effective tax rate are as follows:

	2023	2022	2021
Tax rate	24.9%	24.9%	24.9%
Effect of tax rate in foreign jurisdictions	(3.4%)	(2.4%)	(8.2%)
Permanent differences	(6.7%)	(8.9%)	30.4
Non-recognition of tax losses	(1.5%)	(3.8%)	(15.0%)
Other items	2.0%	(2.9%)	(0.1)
Effective tax rate	15.3%	6.9%	32.0%
The movement in net deferred taxes during the years ended 31 December 2023 and 2022 is as follows:

	2023	2022
Balance at 1 January	209,187	170,268
Deferred tax credited to profit or loss	100,567	38,919
Balance at 31 December	309,754	209,187
Deferred tax assets	309,807	209,496
Deferred tax liabilities	(53)	(309)
Where there is a right of offset of deferred tax balances within the same tax jurisdiction, IAS 12 requires these to be presented after such offset in the consolidated statements of financial position. The closing deferred tax balances included above are after offset; however, the disclosure of deferred tax assets by category below are presented before such offset.
The amount of deferred tax recognized in the consolidated statements of financial position as of 31 December 2023 and 2022 is as follows:

	2023	2022
Deferred tax assets attributable to temporary differences in respect of tax losses	301,375	205,290
Deferred tax assets attributable to other temporary differences	11,941	6,832
Deferred tax liabilities attributable to other temporary differences	(3,562)	(2,935)
Net deferred tax assets	309,754	209,187
A deferred tax liability has been recognized in relation to ordinary timing differences arising from depreciation, amortization, other provisions and difference in measurement basis of customer relationships. A deferred tax liability of $3.6 million and $2.9 million has been recognized as of 31 December 2023 and 2022, respectively.
A deferred tax asset has been recognized in relation to ordinary timing differences arising from various provisions, reserves, employee benefits and tax losses carried forward in the Group. The deferred tax asset on tax losses relates to tax losses arising in Iceland, and management considers probable that future forecasted profit associated with product and out-licensing revenue will be available to offset the cumulative tax losses as of 31 December 2023. No deferred tax asset is recognized on tax losses arising in Luxembourg as their recoverability is unlikely to be realized. A deferred tax asset of $309.8 million and $209.5 million is recognized as of 31 December 2023 and 2022, respectively.
These tax losses expire as follows:

2024-2026	68,821
2027-2029	289,608
Later	1,155,294
1,513,723
As of December 2023, the Group has total unused tax losses of $1,514 million which is comprised of $1,501 million of accumulated tax losses in Iceland and $13 million accumulated tax losses in Luxembourg.